REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
REVENUE
Schedule of revenue disaggregated by payor

The Company’s revenue disaggregated by payor is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022

Commercial insurance	$(243)	$(306)	$1,553	$2,518
Facility billing	1,216	1,227	2,528	2,272
Managed service agreements and other	570	724	1,014	1,556
Total	$1,543	$1,645	$5,095	$6,346

The Company’s revenue disaggregated by payor is as follows (stated in thousands):

	Year Ended December 31,
	2022	2021

Commercial insurance	$3,597	$21,978
Facility billing	4,726	3,879
Managed service agreements and other	2,653	3,335
Total	$10,976	$29,192

Summary of accounts receivable activity

A summary of the accounts receivable, net, by revenue stream is as follows (in thousands):

	June 30,	December 31,
	2023	2022

Technical service	$1,844	$3,072
Professional service	7,094	11,829
Other	150	242
Total accounts receivable, net	$9,088	$15,143

A summary of the accounts receivable by revenue stream is as follows (stated in thousands):

	December 31,	December 31,
	2022	2021

Technical service	$3,072	$18,904
Professional service	11,829	8,209
Other	242	697
Total accounts receivable, net	$15,143	$27,810

Schedule of concentration of accounts receivable by revenue stream as a percentage of total accounts receivable

	As of June 30,	As of December 31,
	2023	2022

Commercial insurance	86%	84%
Facility billing	9%	9%
Other	5%	7%
Total	100%	100%

	As of December 31,	As of December 31,
	2022	2021

Commercial insurance	84%	91%
Facility billing	9%	2%
Other	7%	7%
Total	100%	100%